8 Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Abstract
Schedule of inventory
	2020	2019

Finished goods	4,258,561	4,634,192
Raw materials, production inputs and packaging	2,008,510	1,665,797
Maintenance materials	749,536	608,693
Advances to suppliers	86,745	68,382
Imports in transit	1,298,334	664,345
Total	8,401,686	7,641,409

Current assets	8,383,650	7,625,084
Non-current assets	18,036	16,325
Total	8,401,686	7,641,409

Schedule of provision for inventories

The effect of the provision for inventories at the year is shown below:

Balance at December 31, 2018	20,159
Additions	72,672
Utilization/reversals	(10,636)
Balance at December 31, 2019	82,195
Additions	120,483
Utilization/reversals	(80,106)
Balance at December 31, 2020	122,572